Unit-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021
Share-based Payment Arrangement [Abstract]
Summary of Class C Units outstanding and vested
The following is a summary of Class C Units outstanding and vested:

Class C Units
Balance at September 25, 2021	428,571
Granted	8,468
Redeemed	—
Forfeited	(8,468)

Balance at March 26, 2022	428,571

Vested at March 26, 2022	359,569

The following is a summary of Class C Units outstanding and vested:

Class C Units
Balance at September 29, 2018	428,571
Granted	64,987
Redeemed	—
Forfeited	(64,987)

Balance at September 28, 2019	428,571
Granted	42,587
Redeemed	—
Forfeited	(42,587)

Balance at September 26, 2020	428,571
Granted	51,543
Redeemed	—
Forfeited	(51,543)

Balance at September 25, 2021	428,571

Vested at September 25, 2021	340,282

Summary of the fair value of each Class C Unit grant using a Black-Scholes option
The fair value of each Class C Unit granted during the three months ended March 26, 2022 and year ended September 25, 2021 was estimated on the date of the award using a combination of the market approach and income approach, which utilizes a Black-Scholes option pricing model with the following assumptions:

	March 26, 2022	September 25, 2021
Dividend yield	—%	—%
Volatility (a)	45.00%	40.00%
Risk-free interest rate (b)	2.30%	0.29%
Expected term (years) (c)	2.00	2.00

(a)
The expected volatility is estimated based on the historical volatility of a select peer group of similar publicly traded companies for a term that is consistent with the expected term of the Class C Units.

(b)	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected term of the Class C Units.
(c)
The expected term is based on estimated liquidity event timing, which is based on a combination of scenarios with one being based on the probability of an initial public offering and the other based on the expected timing of a potential exit event under a remain private scenario.

The fair value of each Class C Unit grant was estimated on the date of the award using a Black-Scholes option pricing model with the following assumptions:

	Year Ended
	September 25, 2021	September 26, 2020	September 28, 2019
Dividend yield	0%	0%	0%
Volatility (a)	40.0%	50.0%	40.0%
Risk-free interest rate (b)	0.29%	0.12%	1.58%
Expected term (years) (c)	2.00	1.25	3.00

(a)
The expected volatility is estimated based on the historical volatility of a select peer group of similar publicly traded companies for a term that is consistent with the expected term of the Class C Units.

(b)	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected term of the Class C Units.
(c)	The expected term is based on estimated liquidity event timing as further described above.

Summary of VAP Units outstanding and vested:
The following is a summary of Value Appreciation Units (“VAP Units”) outstanding and vested:

VAP Units
Balance at September 25, 2021	4,039,620
Granted	—
Exercised	(255,845)
Forfeited	(92,664)

Balance at March 26, 2022	3,691,111

Vested at March 26, 2022	3,554,588
Vested and exercisable at March 26, 2022	2,369,725

The following is a summary of VAP Units outstanding and vested:

VAP Units
Balance at September 29, 2018	7,574,464
Granted	—
Exercised	—
Forfeited	(2,521,282)

Balance at September 28, 2019	5,053,182
Granted	—
Exercised	—
Forfeited	(663,925)

Balance at September 26, 2020	4,389,257
Granted	—
Exercised	—
Forfeited	(349,637)

Balance at September 25, 2021	4,039,620

Vested at September 25, 2021	3,672,430
Vested and exercisable at September 25, 2021	2,448,287

Schedule of share based payment award warrant units valuation assumptions	The assumptions made for purposes of estimating fair value under the Black-Scholes pricing model for the Warrants were as follows:

Selected Assumption
Dividend yield	0%
Volatility (a)	43.00%
Risk-free interest rate (b)	1.65%
Expected term (years) (c)	10.00

(a)
The expected volatility is estimated based on the historical volatility of a select peer group of similar publicly traded companies for a term that is consistent with the expected term of the Warrants.

(b)	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected term of the Warrants.
(c)	The expected term is based on the contractual term of the Warrants.
The assumptions made for purposes of estimating fair value under the Black-Scholes pricing model for the Warrants were as follows:

Selected Assumption
Dividend yield	0%
Volatility (a)	43.0%
Risk-free interest rate (b)	1.65%
Expected term (years) (c)	10.00

(a)
The expected volatility is estimated based on the historical volatility of a select peer group of similar publicly traded companies for a term that is consistent with the expected term of the Warrants.

(b)	The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected term of the Warrants.
(c)	The expected term is based on the contractual term of the Warrants.

Schedule of stock warrant activity
The following table summarizes stock warrant activity for the year ended September 25, 2021:

Warrant Units
Outstanding and nonvested at September 26, 2020	—
Granted	714,022
Vested	(446,741)

Outstanding and nonvested at September 25, 2021	267,281